ANNUAL REPORT

--------------------------------------------------------------------------------

Cash Equivalent
Fund


July 31, 2000






Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a prospectus.

Dear Shareholder:

We appreciate your decision to invest in Cash Equivalent Fund. To provide you with an update of holdings, on the following pages you'll find the Fund's annual report for the year ended July 31, 2000 for the following portfolios:

         o        Money Market Portfolio
         o        Government Securities Portfolio
         o        Tax-Exempt Portfolio

Briefly, for the year ending July 31, 2000 the Fund's portfolios registered performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Portfolio Performance
As of July 31, 2000
-------------------------------------------------------------------
                                            Annualized Net Yield

                                           12-Month    SEC 7-Day
-------------------------------------------------------------------
Money Market Portfolio                      5.19%        5.93%
-------------------------------------------------------------------
Government Securities Portfolio             5.04%        5.76%
-------------------------------------------------------------------
Tax-Exempt Portfolio                        3.20%        3.64%
-------------------------------------------------------------------
Tax-Exempt Portfolio
  (equivalent taxable yield)                5.09%        5.79%
-------------------------------------------------------------------


Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Lead Portfolio Manager

September 8, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Market Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Notes
Yields are historical, may fluctuate, and do not guarantee future performance. The Portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at July 31, 2000

                                                                                Principal
                                                                                 Amount         Value
---------------------------------------------------------------------------------------------------------

Money Market Portfolio


Repurchase Agreements -- 0.7%
---------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 6.53%, to be repurchased at
   $5,586,013 on 8/1/2000** (Cost $5,585,000)                              $    5,585,000 $    5,585,000
---------------------------------------------------------------------------------------------------------
Commercial Paper -- 79.6%
---------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 6.65%, 8/10/2000                                   8,000,000      7,986,700
---------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 6.7%*, 10/26/2000                                10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 6.65%, 8/4/2000                                       15,000,000     14,991,688
---------------------------------------------------------------------------------------------------------
Asset Portfolio Funding, 6.55%, 10/23/2000                                     15,000,000     14,773,479
---------------------------------------------------------------------------------------------------------
Associates Corp., 6.77%*, 9/15/2000                                            10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------
Barton Capital Corp., 6.55%, 9/8/2000                                          14,440,000     14,340,163
---------------------------------------------------------------------------------------------------------
Baxter International Inc., 6.6%, 8/14/2000                                      5,000,000      4,988,083
---------------------------------------------------------------------------------------------------------
Bavaria Universal Funding, 6.55%, 8/4/2000                                     15,000,000     14,991,812
---------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, 6.66%*, 8/16/2000                                  15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.65%-6.68%*, 8/1/2000-10/16/2000                    20,000,000     19,986,829
---------------------------------------------------------------------------------------------------------
Cooper Industries Inc., 6.6%, 8/14/2000                                        24,000,000     23,942,800
---------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.7%*, 8/21/2000                                 20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------
Forrestal Funding Master Trust, 6.62%, 9/15/2000                               20,000,000     19,834,500
---------------------------------------------------------------------------------------------------------
Fortis Finance, NV, 6.54%, 8/9/2000                                            20,000,000     19,970,933
---------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding, 6.56%, 9/25/2000                           10,933,000     10,823,427
---------------------------------------------------------------------------------------------------------
GTE Capital Corp., 6.3%*, 9/10/2000                                            20,000,000     19,993,333
---------------------------------------------------------------------------------------------------------
Galaxy Funding Corp., 6.56%, 9/7/2000                                          15,000,000     14,898,867
---------------------------------------------------------------------------------------------------------
Giro Funding US Corp., 6.55%, 10/13/2000                                       15,000,000     14,800,771
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P., 6.64%-6.65%*, 8/1/2000-8/5/2000                     20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 6.25%-6.93%*, 10/17/2000-3/1/2001                      26,000,000     25,968,856
---------------------------------------------------------------------------------------------------------
International Securitization Corp., 6.52%, 8/30/2000                           15,000,000     14,921,217
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.61%*, 8/22/2000                                   15,000,000     14,998,946
---------------------------------------------------------------------------------------------------------
Moat Funding, LLC, 6.7%, 10/2/2000                                             15,000,000     14,826,917
---------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 6.55%, 9/18/2000                                      1,882,000      1,865,564
---------------------------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp., 6.71%*, 10/20/2000         15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------
Northern Indiana Public Service, 6.53%, 8/8/2000                               10,000,000      9,987,303


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                Principal
                                                                                 Amount         Value
---------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 6.55%, 8/1/2000                                    $   14,042,000 $   14,042,000
---------------------------------------------------------------------------------------------------------
Park Avenue Receivables, 6.52%, 8/15/2000                                      14,393,000     14,356,506
---------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.86%*, 9/18/2000                                    10,000,000     10,007,213
---------------------------------------------------------------------------------------------------------
Quincy Capital Corp., 6.52%, 8/9/2000                                          15,000,000     14,978,267
---------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC, 6.73%, 12/1/2000                                         30,057,000     29,371,483
---------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 6.55%, 10/11/2000                                         15,000,000     14,806,229
---------------------------------------------------------------------------------------------------------
Stellar Funding Group, 6.55%, 8/4/2000                                         13,456,000     13,448,655
---------------------------------------------------------------------------------------------------------
Superior Funding Capital Corp., 6.55%, 8/7/2000-8/29/2000                      30,000,000     29,907,208
---------------------------------------------------------------------------------------------------------
Surrey Funding Corp., 6.53%, 8/22/2000                                         15,000,000     14,942,863
---------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp., 6.54%, 8/14/2000                                     15,000,000     14,964,575
---------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 6.55%, 9/8/2000                                     15,000,000     14,896,292
---------------------------------------------------------------------------------------------------------
Variable Funding Corp., 6.54%, 10/13/2000                                      15,000,000     14,801,075
---------------------------------------------------------------------------------------------------------
WCP Funding Inc., 6.53%, 9/8/2000                                              15,000,000     14,896,608
---------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $604,311,162)                                                    604,311,162
---------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes -- 19.7%
---------------------------------------------------------------------------------------------------------
American Express Centurian Bank, 6.6%-6.61%*, 8/5/2000-8/19/2000               20,000,000     19,998,314
---------------------------------------------------------------------------------------------------------
Bank of Novia Scotia, 6.65%*, 8/14/2000                                        30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------
Comerica Bank, 6.64%*, 8/1/2000                                                15,000,000     14,995,129
---------------------------------------------------------------------------------------------------------
CIBC, 6.65%*, 8/1/2000                                                         10,000,000      9,995,167
---------------------------------------------------------------------------------------------------------
First Union National Bank, 6.67%*, 8/1/2000                                    10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------
Key Bank Corp., 6.76%*, 8/25/2000                                              15,000,000     14,995,601
---------------------------------------------------------------------------------------------------------
Mellon Bank, NA, 6.82%*, 8/30/2000                                             10,000,000      9,999,762
---------------------------------------------------------------------------------------------------------
Merita Bank, 6.62%*, 8/29/2000                                                 10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, 6.63%*, 8/29/2000                               15,000,000     14,999,548
---------------------------------------------------------------------------------------------------------
U.S. Bank, NA, North Dakota, 6.68%*, 8/1/2000                                  15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $149,983,521)                              149,983,521
---------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $759,879,683) (a)                               $  759,879,683
---------------------------------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their rate as of July 31, 2000. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes was $759,879,683.


    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at July 31, 2000

                                                                                            Principal        Value
                                                                                             Amount
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio
Repurchase Agreements** -- 48.3%
------------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., 6.53%, to be repurchased at $35,019,046 on 8/3/2000                $   35,000,000 $   35,000,000
---------------------------------------------------------------------------------------------------------------------
First Boston, Inc., 6.5%, to be repurchased at $20,003,611 on 8/1/2000                     20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs, Inc., 6.55%, to be repurchased at $35,044,576 on 8/7/2000                   35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
Lehman Bros., Inc., 6.51%, to be repurchased at $25,018,083 on 8/4/2000                    25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc., 6.5%, to be repurchased at $45,024,375 on 8/3/2000                    45,000,000     45,000,000
---------------------------------------------------------------------------------------------------------------------
Salomon Bros., Inc., 6.65%, to be repurchased at $40,007,389 on 8/1/2000                   40,000,000     40,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 6.53%, to be repurchased at $14,421,615 on
8/1/2000                                                                                   14,419,000     14,419,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $214,419,000)                                                           214,419,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Notes -- 51.7%
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corporation, 6.59%*, 8/1/2000                                23,000,000     23,000,148
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.52%*, 8/1/2000                                                 10,000,000      9,996,554
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.14%-6.68%*, 8/2/2000-8/27/2000                                  105,500,000    105,433,614
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.4%-6.53%*, 9/21/2000-2/8/2001                          25,000,000     24,887,612
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.48%-7.26%*, 8/1/2000-5/24/2001                    42,500,000     42,492,598
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.84%*, 8/1/2000                                         1,667,000      1,667,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.45%-6.84%*, 8/1/2000                                 22,500,000     22,491,444
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $229,968,970)                                                                229,968,970
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $444,387,970) (a)                                           $  444,387,970
---------------------------------------------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000. The dates shown represents the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes was $444,387,970.




    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at July 31, 2000


                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio
Variable Rate Demand Securities* -- 62.3%
---------------------------------------------------------------------------------------------------------------------
Alabama
---------------------------------------------------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 4.5%                                     $    2,000,000 $    2,000,000
---------------------------------------------------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 4.5%                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
California
---------------------------------------------------------------------------------------------------------------------
Edison
   California Pollution Control Revenue, 4.35%                                              1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles
   Regal Airports Improvement Corp. Revenue, 4.4%                                           2,000,000      2,000,000
   Harbor Improvement Corp., 4.4%                                                           6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Florida
---------------------------------------------------------------------------------------------------------------------
Collier County
   Health Facilities Hospital Revenue, 4.35%                                                2,900,000      2,900,000
---------------------------------------------------------------------------------------------------------------------
Housing Finance Agency, 4.3%                                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 4.3%                                                  3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Government Finance Committee Revenue, 4.3%                                   2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
University of N. Florida Capital Improvement Revenue, 4.35%                                 4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Georgia
---------------------------------------------------------------------------------------------------------------------
Laurens County
   Development Authority Revenue, 4.4%                                                      5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois
---------------------------------------------------------------------------------------------------------------------
Chicago
   O'Hare Airport -- American Airlines, Inc. Project, 4.3%                                  2,300,000      2,300,000
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority
   Grecian Delights Foods, Inc. Project, 4.35%                                              8,300,000      8,300,000
---------------------------------------------------------------------------------------------------------------------
Quad Cities
   Watts Trucking Service Project, 4.5%                                                     3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
Indiana
---------------------------------------------------------------------------------------------------------------------
Fort Wayne
   General Motors Corp. Project, 4.4%                                                       2,480,000      2,480,000


    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Health Facilities Finance Authority, 4.5%                                              $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
Jasper County
   Northern Indiana Public Services Project, 4.25%                                          3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
---------------------------------------------------------------------------------------------------------------------
Boone County
   Pollution Control Revenue, 4.45%                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Glasgow
   Ply-Tech Corp. Project, 4.5%                                                             3,180,000      3,180,000
---------------------------------------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue, 4.35%                                                         8,300,000      8,300,000
---------------------------------------------------------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 4.4%                                                           2,280,000      2,280,000
---------------------------------------------------------------------------------------------------------------------
Lousiana
---------------------------------------------------------------------------------------------------------------------
Offshore Term Authority Revenue, 4.2%                                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan
---------------------------------------------------------------------------------------------------------------------
Sterling Heights
   Kunath Enterprises, LLC, 4.5%                                                            2,700,000      2,700,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund Revenue, 4.45%-4.5%                                                          6,850,000      6,850,000
---------------------------------------------------------------------------------------------------------------------
Missouri
---------------------------------------------------------------------------------------------------------------------
Environmental Improvement and Energy Reserve Authority, 4.35%                               2,460,000      2,460,000
---------------------------------------------------------------------------------------------------------------------
Nevada
---------------------------------------------------------------------------------------------------------------------
Dept. of Business and Industrial Development, 4.4%                                          3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------------------
New York
---------------------------------------------------------------------------------------------------------------------
New York City
   General Obligation, 4.4%                                                                 7,200,000      7,200,000
---------------------------------------------------------------------------------------------------------------------
Ohio
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Authority, 4.4%                                                 2,260,000      2,260,000
---------------------------------------------------------------------------------------------------------------------
Oklahoma
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority, 4.5%                                                         2,990,000      2,990,000
---------------------------------------------------------------------------------------------------------------------
Oregon
---------------------------------------------------------------------------------------------------------------------
Clackams County
   Health Facilities Authority, 4.4%                                                        3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Authority, 4.4%                                                        4,000,000      4,000,000


    The accompanying notes are an integral part of the financial statements.

                                       6

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
---------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, 4.31%                                                    $    4,000,000 $    4,000,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County
   Allegheny Electric Corp. Project, 4.75%                                                  4,600,000      4,600,000
   General Purpose Authority Hospital Revenue, 4.35%                                        1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, 4.31%                                               2,400,000      2,400,000
---------------------------------------------------------------------------------------------------------------------
Tennessee
---------------------------------------------------------------------------------------------------------------------
Clarksville
   Public Building Authority, 4.25%                                                         5,845,000      5,845,000
---------------------------------------------------------------------------------------------------------------------
Texas
---------------------------------------------------------------------------------------------------------------------
Brazos River Authority
   Pollution Control Revenue, 4.4%                                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Camp County
   Industrial Development Corp., 4.4%                                                       2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Harris County
   Health Facilities Authority, 4.4%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Small Business Industrial Development Corp.
   Industrial Development Revenue, 4.35%                                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority
   Pollution Control Revenue, 4.45%                                                         2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Utah
---------------------------------------------------------------------------------------------------------------------
Heber
   Industrial Parkway Project, 4.5%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Vermont
---------------------------------------------------------------------------------------------------------------------
Student Association Corp., 4.45%                                                            5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
West Virginia
---------------------------------------------------------------------------------------------------------------------
Preston County
   Allegheny Wood Project, 4.5%                                                             3,130,000      3,130,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin
---------------------------------------------------------------------------------------------------------------------
Franklin
   All-Glass Aquarium, 4.5%                                                                 2,390,000      2,390,000
---------------------------------------------------------------------------------------------------------------------
Health and Educational Facilities Authority, 4.25%                                          4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $167,315,000)                                                167,315,000


    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Other Securities -- 37.7%
---------------------------------------------------------------------------------------------------------------------
Alaska
---------------------------------------------------------------------------------------------------------------------
City of Valdez
   Atlantic Richfield Project, 4.1%, 8/8/2000                                          $    4,000,000 $    4,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona
---------------------------------------------------------------------------------------------------------------------
Salt River Project
   Agricultural Improvement and Power District, 4.6%, 8/10/2000                             4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Colorado
---------------------------------------------------------------------------------------------------------------------
Platte River Power Authority, 4.3%, 8/24/2000                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Florida
---------------------------------------------------------------------------------------------------------------------
Orange County
   Health Facilities Authority, 4.35%, 8/15/2000                                            2,800,000      2,800,000
---------------------------------------------------------------------------------------------------------------------
Illinois
---------------------------------------------------------------------------------------------------------------------
Education Facilities Authority, 4.2%, 9/8/2000                                              2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
---------------------------------------------------------------------------------------------------------------------
Jasper County
   Industrial Pollution Control Revenue, 4.3%-4.5%, 8/7/2000                                7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
---------------------------------------------------------------------------------------------------------------------
Danville County
   Multi-City Lease Revenue, 4.25%, 10/10/2000                                              6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County
   Multi-City Lease Revenue, 4.25%, 10/10/2000                                              2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Maryland
---------------------------------------------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric, 4.3%, 8/11/2000                                              2,420,000      2,420,000
---------------------------------------------------------------------------------------------------------------------
Michigan
---------------------------------------------------------------------------------------------------------------------
Strategic Fund, 4.1%-4.7%, 8/11/2000-9/13/2000                                              5,100,000      5,100,000
---------------------------------------------------------------------------------------------------------------------
Nevada
---------------------------------------------------------------------------------------------------------------------
Las Vegas
   Valley Water Project, 4.7%, 8/14/2000                                                    2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire
---------------------------------------------------------------------------------------------------------------------
General Obligation, 4.7%, 8/14/2000                                                         3,000,000      3,000,000


    The accompanying notes are an integral part of the financial statements.

                                       8

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
New York
---------------------------------------------------------------------------------------------------------------------
Long Island Power Service, 4.65%, 9/13/2000                                            $    2,100,000 $    2,100,000
---------------------------------------------------------------------------------------------------------------------
Nassau County
   Tax Anticipation Note, 4%, 8/31/2000                                                     2,501,494      2,501,494
---------------------------------------------------------------------------------------------------------------------
New York City
   Municipal Water Finance Authority, 4.75%, 8/31/2000                                      3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------------------
Ohio
---------------------------------------------------------------------------------------------------------------------
Air Quality Development Authority, 4.25%, 10/11/2000                                        3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Texas
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 4.55%-4.7%, 8/23/2000-9/13/2000                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio
   Electric and Gas Revenue, 4.35%-4.45%, 8/15/2000-8/23/2000                              11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 3.7%-3.73%, 8/31/2000                                  11,857,377     11,857,377
---------------------------------------------------------------------------------------------------------------------
University of Texas, 4.65%, 9/13/2000                                                       3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Utah
---------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, 4.3%-4.6%, 8/16/2000-8/23/2000                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Virginia
---------------------------------------------------------------------------------------------------------------------
Louisa County
   Industrial Development Authority, 4.45%-4.75%, 8/11/2000-8/18/2000                       7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $101,078,871)                                                               101,078,871
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $268,393,871) (a)                                          $  268,393,871
---------------------------------------------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand securities are securities whose yields vary with a designated market or market rate, such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000, and are payable within five business days.

(a)      The cost for federal income tax purposes was $268,393,871.


    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
As of July 31, 2000                                                       Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:
   Short-term securities                                               $  754,294,683  $  229,968,970 $  268,393,871
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                       5,585,000     214,419,000             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                               --       3,058,643         37,110
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                         2,046,057       2,714,778      1,673,383
---------------------------------------------------------------------------------------------------------------------
Receivable for Portfolio shares sold                                       10,179,757      14,921,028      4,431,768
---------------------------------------------------------------------------------------------------------------------
Total assets                                                              772,105,497     465,082,419    274,536,132
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                       1,926,080              --             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                           1,717,428         984,847        365,431
---------------------------------------------------------------------------------------------------------------------
Payable for Portfolio shares redeemed                                       7,365,479      18,462,437      3,324,569
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                        126,910          76,711         47,600
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                           834,120         284,849        100,580
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          11,970,017      19,808,844      3,838,180
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                   $  760,135,480  $  445,273,575 $  270,697,952
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                        760,135,480     445,273,575    270,697,952
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                                 $         1.00  $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
Year ended July 31, 2000                                                  Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                               $   49,796,672  $   26,727,650 $   11,462,869
---------------------------------------------------------------------------------------------------------------------
Total Income                                                               49,796,672      26,727,650     11,462,869
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                              1,645,321         919,080        656,767
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                    1,312,280         808,859        147,506
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                 47,585          28,033         27,883
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                  3,177,526       1,730,825        985,153
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                       40,341          32,280         25,993
---------------------------------------------------------------------------------------------------------------------
Legal                                                                           4,998           6,191         19,971
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    31,773          20,331         13,718
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                       504,013         217,392         46,021
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                             111,741          47,964         66,313
---------------------------------------------------------------------------------------------------------------------
Other                                                                          94,525           6,801         20,187
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                   6,970,103       3,817,756      2,009,512
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                            (16,243)        (10,898)        (6,339)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                    6,953,860       3,806,858      2,003,173
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                      42,842,812      22,920,792      9,459,696
---------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments                                      (8,495)        (13,664)           (33)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                     (8,495)        (13,664)           (33)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $   42,834,317  $   22,907,128 $    9,459,663
---------------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets -- Money Market Portfolio

                                                                                             Year ended July 31,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   42,842,812 $   41,936,558
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                            (8,495)            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            42,834,317     41,936,558
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                     (42,834,317)   (41,936,558)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               3,921,455,216  5,167,352,553
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              42,826,751     41,555,021
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (4,242,462,446)(5,022,184,071)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                               (278,180,479)   186,723,503
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                       1,038,315,959    851,592,456
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  760,135,480 $1,038,315,959
---------------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets -- Government Securities Portfolio
                                                                                             Year ended July 31,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   22,920,792 $   19,226,609
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                           (13,664)            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            22,907,128     19,226,609
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:                                                       (22,907,128)   (19,226,609)
Net investment income
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               2,416,144,164  2,213,704,201
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              22,682,977     19,057,353
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (2,448,083,415)(2,170,092,701)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                                 (9,256,274)    62,668,853
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         454,529,849    391,860,996
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  445,273,575 $  454,529,849
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets -- Tax-Exempt Portfolio

                                                                                             Year ended July 31,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    9,459,696 $   10,156,562
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                               (33)            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             9,459,663     10,156,562
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income                                                                      (9,459,663)   (10,156,562)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,119,950,506  1,169,311,949
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               9,438,342     10,086,903
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,240,819,870)(1,130,697,172)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions and total increase (decrease) in
net assets                                                                               (111,431,022)    48,701,680
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         382,128,974    333,427,294
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  270,697,952 $  382,128,974
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

   Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Money Market Portfolio

Year ended July 31,                                         2000        1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $      1.00        1.00       1.00       1.00        1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                        .05         .04        .05        .05         .05
---------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
   income                                                   (.05)       (.04)      (.05)      (.05)       (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      1.00        1.00       1.00       1.00        1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                            5.31        4.43       4.93       4.78        4.94
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       760       1,038        852        971       2,775
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .83         .89        .91        .93         .89
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .83         .89        .91        .93         .89
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          5.13        4.34       4.83       4.64        4.86
---------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio

Year ended July 31,                                         2000        1999       1998       1997        1996
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $      1.00        1.00       1.00       1.00        1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                                        .05         .04        .05        .05         .05
------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
   income                                                   (.05)       (.04)      (.05)      (.05)       (.05)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      1.00        1.00       1.00       1.00        1.00
------------------------------------------------------------------------------------------------------------------
Total Return (%)                                            5.16        4.37       4.89       4.85        5.00
------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       445         455        392        404       1,594
------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              .84         .85        .85        .83         .79
------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .84         .85        .85        .83         .79
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          5.03        4.29       4.79       4.73        4.90
------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio

Year ended July 31,                                        2000      1999      1998      1997      1996
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $     1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                       .03       .03       .03       .03       .03
-------------------------------------------------------------------------------------------------------------
Less distributions from net investment
   income                                                  (.03)     (.03)     (.03)     (.03)     (.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
Total Return (%)                                           3.25      2.68      3.13      3.03      3.11
-------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      271       382       333       445       932
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             .67       .62       .66       .71       .70
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)              .67       .62       .66       .71       .70
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                         3.17      2.65      3.09      2.97      3.08
-------------------------------------------------------------------------------------------------------------

   Notes to Financial Statements

1. Significant Accounting Policies

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers three series of shares (portfolios): the Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations; the Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon; and the Tax-Exempt Portfolio invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee for the Money Market and Government Securities Portfolios of 1/12 of the annual rate of 0.22% of the first $500 million of combined average daily net assets of those portfolios declining to 0.15% of combined averaged daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of such portfolio declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended July 31, 2000, the Fund incurred the following management fees:

                                                Management
                                                   Fee       Effective
Portfolio                                        Imposed ($)   Rate (%)
------------------------------------------------------------------------
Money Market Portfolio                          1,645,321       .20
------------------------------------------------------------------------
Government Securities Portfolio                   919,080       .20
------------------------------------------------------------------------
Tax-Exempt Portfolio                              656,767       .22
------------------------------------------------------------------------

Distribution Agreement. The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.38% of average daily net assets for the Money Market and Government Securities Portfolios and 0.33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the year ended July 31, 2000, the Fund incurred distribution fees as follows:

                                                                Unpaid at
                                                                July 31,
Portfolio                                           Fees ($)     2000 ($)
--------------------------------------------------------------------------
Money Market Portfolio                            3,177,526      231,938
--------------------------------------------------------------------------
Government Securities Portfolio                   1,730,825      142,022
--------------------------------------------------------------------------
Tax-Exempt Portfolio                                985,153       71,215
--------------------------------------------------------------------------


KDI has related service agreements with various firms to provide cash management and other services for fund shareholders.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. For the year ended July 31, 2000, KSvC received shareholder services fees as follows:

                                                  Shareholder  Unpaid at
                                                   Services     July 31,
Portfolio                                          Fees ($)     2000 ($)
--------------------------------------------------------------------------
Money Market Portfolio                            1,290,914           --
--------------------------------------------------------------------------
Government Securities Portfolio                     798,815           --
--------------------------------------------------------------------------
Tax-Exempt Portfolio                                113,690           --
--------------------------------------------------------------------------


Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the year ended July 31, 2000, the Fund made no payments to its officers and incurred trustees' fees of $65,822 to independent trustees.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the year ended July 31, 2000, the Fund's custodian and transfer agent fees were reduced as follows:

                                                                  Transfer
                                                      Custodian  Agent Fee
Portfolio                                               Fee ($)     ($)
--------------------------------------------------------------------------
Money Market Portfolio                                 11,918      4,325
--------------------------------------------------------------------------
Government Securities Portfolio                         8,338      2,560
--------------------------------------------------------------------------
Tax-Exempt Portfolio                                    4,860      1,479
--------------------------------------------------------------------------


4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

   Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Equivalent Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising the Cash Equivalent Fund (the "Fund"), as of July 31, 2000, the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Cash Equivalent Fund at July 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1996, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                    /s/Ernst & Young LLP
September 7, 2000

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